OPTIONS - Movements in options granted (Details)		12 Months Ended
	Dec. 12, 2018 Option	Jun. 30, 2019 USD ($) Option	Jun. 30, 2019 AUD ($) Option	Jun. 30, 2018 USD ($) Option	Jun. 30, 2018 AUD ($) Option
Number of Options
Balance at the beginning of the financial year (in shares)		55,102,778	55,102,778
Add: options granted during the year (in shares)		16,000,000	16,000,000
Less: options lapsed during the year		(19,236,111)	(19,236,111)
Less: options forfeited during the year (in shares)		(6,000,000)	(6,000,000)
Balance at the end of the financial year (in shares)		38,000,000	38,000,000	55,102,778	55,102,778
Weighted average exercise price
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share)		$ 0.017	$ 0.016
Weighted average exercise price of options, granted during the year (AUD/share) | $		0.010
Weighted average exercise price of options, forfeited during the year (AUD/share) | $		0.001
Weighted average exercise price of options, balance at the end of the financial year (AUD/share)		$ 0.015	$ 0.015	$ 0.017	$ 0.016
Unlisted employee options
Number of Options
Balance at the beginning of the financial year (in shares)		34,736,111	34,736,111	54,736,111	54,736,111
Add: options granted during the year (in shares)		16,000,000	16,000,000
Less: options lapsed during the year		(19,236,111)	(19,236,111)
Less: options forfeited during the year (in shares)		(6,000,000)	(6,000,000)	(20,000,000)	(20,000,000)
Balance at the end of the financial year (in shares)		25,500,000	25,500,000	34,736,111	34,736,111
Weighted average exercise price
Weighted average exercise price of options, balance at the beginning of the financial year (AUD/share) | $			$ 0.017		$ 0.016
Weighted average exercise price of options, granted during the year (AUD/share) | $			0.010
Weighted average exercise price of options, exercised during the year (AUD/share) | $			0.020
Weighted average exercise price of options, forfeited during the year (AUD/share) | $			0.010		0.014
Weighted average exercise price of options, balance at the end of the financial year (AUD/share) | $			$ 0.015		$ 0.017
Employee option plan
Number of Options
Add: options granted during the year (in shares)	16,000,000	16,000,000	16,000,000	0	0
Less: options exercised during the year (in shares)		0	0	0	0